Acquisitions - Additional Information (Detail) $ in Millions				1 Months Ended	12 Months Ended
	Jan. 01, 2017 USD ($) shares	Jan. 01, 2015 USD ($)	Mar. 28, 2014 MMcf	Mar. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Cash acquired	$ 424
Debt assumed	3,150
Payment for incentive fee	$ 100
Issuance of units (in shares)						$ 225
Excess purchase price over carrying value of acquired net assets						$ 178
Senior Notes | Issued March, 2014, interest at 5.600% payable semi-annually, due April, 2044
Business Acquisition [Line Items]
Stated interest rate					5.60%
Debt term					30 years
Senior Notes | Revolving credit agreement, weighted-average variable interest rate of 2.014% and 1.572%, as of December 31, 2016 and December 31, 2015, respectively, due May 2019 | Issued March, 2014, interest at 2.700% payable semi-annually, due April, 2019
Business Acquisition [Line Items]
Stated interest rate					2.70%
Debt term					5 years
Panola Pipeline Company, LLC
Business Acquisition [Line Items]
Percentage of interest acquired		15.00%
Aggregate consideration for acquisition		$ 1
Anticipated consideration to be paid for acquisition		$ 26
DCP Sand Hills Pipeline, LLC
Business Acquisition [Line Items]
Percentage of interest acquired				33.33%
DCP Southern Hills Pipeline, LLC
Business Acquisition [Line Items]
Percentage of interest acquired				33.33%
Eagle Ford System
Business Acquisition [Line Items]
Percentage of interest acquired				20.00%
Lucerne 1
Business Acquisition [Line Items]
Capacity of plants or pipelines per day | MMcf			35
Lucerne 2
Business Acquisition [Line Items]
Capacity of plants or pipelines per day | MMcf			200
March 2014 Transactions
Business Acquisition [Line Items]
Aggregate consideration for acquisition				$ 1,220
Issuance of units (in shares)				$ 225
Excess purchase price over carrying value of acquired net assets					$ 178
Common Units
Business Acquisition [Line Items]
Equity interest issued (in shares) | shares	28,552,480
Common Units | DCP Sand Hills Pipeline, LLC
Business Acquisition [Line Items]
Equity interest issued (in shares) | shares				1,399,116
Common Units | DCP Southern Hills Pipeline, LLC
Business Acquisition [Line Items]
Equity interest issued (in shares) | shares				2,098,674
Common Units | Eagle Ford System
Business Acquisition [Line Items]
Equity interest issued (in shares) | shares				999,368
Common Units | March 2014 Transactions
Business Acquisition [Line Items]
Equity interest issued (in shares) | shares				14,375,000
General Partner Units
Business Acquisition [Line Items]
Equity interest issued (in shares) | shares	2,550,644